Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.3%
Penn Series Index 500 Fund* (Cost $22,436,632)	801,234	$48,755,116

AFFILIATED FIXED INCOME FUNDS — 39.6%
Penn Series Quality Bond Fund* (Cost $30,334,387)	1,850,517	31,995,439
TOTAL INVESTMENTS — 99.9% (Cost $52,771,019)		$80,750,555
Other Assets & Liabilities — 0.1%		107,164
TOTAL NET ASSETS — 100.0%		$80,857,719

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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